SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2011
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Gain	Loss on Goldex Mine	Segment Income Gain (Loss)
Canada	$352,514	$169,243	$50,133	$—	$(12,581)	$298,183	$(152,464)
Europe	62,165	27,648	6,939	—	(2,355)	—	29,933
Latin America	105,858	40,299	10,032	—	(5,770)	—	61,297
Exploration	—	—	—	9,610	(714)	—	(8,896)

	$520,537	$237,190	$67,104	$9,610	$(21,420)	$298,183	$(70,130)

Segment income							$(70,130)
Corporate and Other (Loss)
Interest and sundry loss							(46)
Loss on sale and write-down of available-for-sale securities							(3,402)
Loss on derivative financial instruments							(1,678)
General and administrative expenses							(20,410)
Interest expense							(14,918)

Loss before income, mining and federal capital taxes							$(110,584)

Three Months Ended September 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss	Segment Income Gain (Loss)
Canada	$303,463	$144,084	$36,731	$—	$12,186	$110,462
Europe	51,225	24,155	6,241	—	4,793	16,036
Latin America	43,790	28,435	5,173	—	706	9,476
Exploration	—	—	—	19,491	—	(19,491)

	$398,478	$196,674	$48,145	$19,491	$17,685	$116,483

Segment income						$116,483
Corporate and Other Income (Loss)
Interest and sundry income						1,784
Gain on sale of available-for-sale securities						7,839
Loss on derivative financial instruments						(1,330)
Net gain on acquisition of assets						57,526
Gain on sale of mining property						8,888
General and administrative expenses						(19,925)
Provincial capital tax						6,934
Interest expense						(14,722)

Income before income, mining and federal capital taxes						$163,477

Nine Months Ended September 30, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation (Gain) Loss	Loss on Goldex Mine	Segment Income Gain (Loss)
Canada	$928,228	$456,634	$143,104	$—	$(893)	$298,183	$31,200
Europe	163,391	82,340	19,716	—	1,432	—	59,903
Latin America	274,677	109,537	25,448	—	(5,101)	—	144,793
Exploration	—	—	—	43,877	(80)	—	(43,797)

	$1,366,296	$648,511	$188,268	$43,877	$(4,642)	$298,183	$192,099

Segment income							$192,099
Corporate and Other Income (Loss)
Interest and sundry loss							(22)
Gain on sale and write-down of available-for-sale securities							1,412
Gain on derivative financial instruments							654
General and administrative expenses							(79,684)
Interest expense							(42,915)

Income before income, mining and federal capital taxes							$71,544

Nine Months Ended September 30, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss	Segment Income Gain (Loss)
Canada	$751,646	$355,672	$90,180	$—	$8,509	$297,285
Europe	120,438	65,110	19,531	—	106	35,691
Latin America	111,433	60,692	12,940	—	544	37,257
Exploration	—	—	—	39,950	—	(39,950)

	$983,517	$481,474	$122,651	$39,950	$9,159	$330,283

Segment income						$330,283
Corporate and Other Income (Loss)
Interest and sundry income						3,943
Gain on sale of available-for-sale securities						8,185
Gain on derivative financial instruments						3,826
Net gain on acquisition of assets						57,526
Gain on sale of mineral property						8,888
General and administrative expenses						(71,595)
Provincial capital tax						6,779
Interest expense						(34,535)

Income before income, mining and federal capital taxes						$313,300

Segment assets by geographical area

	Total Assets as at
	September 30, 2011	December 31, 2010
Canada	$3,837,263	$4,172,997
Europe	741,293	679,258
Mexico	671,677	619,263
Exploration	293,818	28,833

	$5,544,051	$5,500,351